Expense Example - FidelityAdvisorStockSelectorMidCapFund-RetailPRO - FidelityAdvisorStockSelectorMidCapFund-RetailPRO - Fidelity Advisor Stock Selector Mid Cap Fund - Fidelity Stock Selector Mid Cap Fund
Jan. 29, 2025 USD ($)
Expense Example:
1 year	$ 64
3 years	202
5 years	351
10 years	$ 786